As filed with the Securities and Exchange Commission on March 5, 2013

                                           File Nos.033-01212 and 811-04450

        SECURITIES AND EXCHANGE COMMISSION

            WASHINGTON, D.C. 20549

                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No.   37                     (X)

                                          and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.   38                                    (X)

                    FRANKLIN TEMPLETON GLOBAL TRUST

          (Exact Name of Registrant as Specified in Charter)

            ONE FRANKLIN PARKWAY, SAN MATEO, CA  94403-1906

          (Address of Principal Executive Offices) (Zip Code)

      (Registrant's Telephone Number, Including Area code) (650)312-2000

     CRAIG S. TYLE, One Franklin Parkway, San Mateo, CA  94403-1906

                       (Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[X]   immediately upon filing pursuant to paragraph (b)

[ ]   on (date) pursuant to paragraph (b)

[ ]   60 days after filing pursuant to paragraph (a)(1)

[ ]   on (date) pursuant to paragraph (a)(1) of Rule 485

[ ]   75 days after filing pursuant to paragraph (a)(2)

[ ]   on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

[ ]   This post-effective amendment designates a new effective date for a previously filed post-effective amendment

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 4th day of March, 2013.

FRANKLIN TEMPLETON GLOBAL TRUST

(Registrant)

BY:   /s/ Karen L. Skidmore

Karen L. Skidmore

Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Christopher J. Molumphy* Christopher J. Molumphy	President and Chief Executive Officer-Investment Management Dated: March 4, 2013

Laura F. Fergerson* Laura F. Fergerson	Chief Executive Officer-Finance and Administration Dated: March 4, 2013

Gaston Gardey* Gaston Gardey	Chief Financial Officer and Chief Accounting Officer Dated: March 4, 2013

Harris J. Ashton* Harris J. Ashton	Trustee Dated: March 4, 2013

Sam Ginn* Sam Ginn	Trustee Dated: March 4, 2013

Edith E. Holiday* Edith E. Holiday	Trustee Dated: March 4, 2013

Charles B. Johnson* Charles B. Johnson	Trustee Dated: March 4, 2013

Gregory E. Johnson* Gregory E. Johnson	Trustee Dated: March 4, 2013

J. Michael Luttig* J. Michael Luttig	Trustee Dated: March 4, 2013

Frank A. Olson* Frank A. Olson	Trustee Dated: March 4, 2013

Larry D. Thompson* Larry D. Thompson	Trustee Dated: March 4, 2013

John B. Wilson* John B. Wilson	Trustee Dated: March 4, 2013

*By:  /s/Karen L. Skidmore

Karen L. Skidmore, Attorney-in-Fact

(pursuant to Power of Attorney filed previously herewith)

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase